Investment Objectives and Goals - Calamos Antetokounmpo Sustainable Equities Fund	Apr. 15, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Antetokounmpo Sustainable Equities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos Antetokounmpo Sustainable Equities Fund's investment objective is long-term capital appreciation.